Segment Reporting	12 Months Ended
Dec. 31, 2021
Disclosure Of Operating Segments [Line Items]
Segment reporting
5.
Segment reporting

The Group operates in a single operating segment, which is “payment processing”. Operating segments are defined as components of an enterprise for which separate financial information is regularly evaluated by the chief operating decision maker, who in the Group’s case is the Executive Team, in deciding how to allocate resources and assess performance. The Executive Team is composed of the

Chief Executive Officer (“CEO”), the President of Dlocal Limited, the Chief Operating Officer (“COO”) and the Chief Financial Officer (“CFO”).

The Executive Team evaluates the Group’s financial information and resources and assess the financial performance of these resources on a consolidated basis on the basis of Revenues, Adjusted EBITDA and Adjusted EBITDA margin as further described below.

The Group’s revenue, results and assets for this one reportable segment can be determined by reference to the Consolidated Statement of Comprehensive Income and Consolidated Statement of Financial Position.

As required by IFRS 8 Operating Segments, below are presented applicable entity-wide disclosures related to dLocal’s revenues.

Revenue breakdown by region

The Group’s revenues arise from operations in more than twenty countries, where the merchant customers are based.

Based on the region where payments from /to such customers are processed this is the revenue breakdown:

	2021	YoY%	2020	YoY%	2019
LatAm [1]	223,602	140.1%	93,124	82.2%	51,103
Asia and Africa	20,518	86.2%	11,019	163.2%	4,186
Revenues [2]	244,120	134.4%	104,143	88.4%	55,289

1.
In 2019 LatAm revenues contain the warrant negative effect of USD 4,333 as more fully explained in Note 2.11.4. Warrant agreement.
2.
During the years ended December 31, 2021 and 2020, the Group had no revenues from customers attributed to the entity’s country of domicile.

Revenue with large customers

During fiscal year 2021 the Group operated with more than 420 merchants (more than 330 merchants in the year ended December 31, 2020).

For the year ended December 31, 2021, the Group’s revenue from its top 10 merchants represented 56% of revenue (64% and 70% of revenue in the years ended December 31, 2020 and 2019, respectively). In 2021 there is one customer (two in 2020 and one in 2019) that on an individual level accounted for more than 10% of the total revenue.

Adjusted EBITDA and Adjusted EBITDA Margin

The Executive Team assesses the financial performance of the Group’s sole segment by Revenues, Adjusted EBITDA and Adjusted EBITDA Margin. The Adjusted EBITDA is defined as the consolidated profit from operations before financing and taxation for the year or period, as applicable, before depreciation of property, plant and equipment, amortization of right-of-use assets and intangible assets, and further excluding the changes in fair value of financial assets and derivative financial instruments carried at fair value through profit or loss, impairment gain/loss on financial assets, transaction costs, share-based payment non-cash charges, secondary offering expenses and inflation adjustment. The Group defines Adjusted EBITDA Margin as the Adjusted EBITDA divided by consolidated revenues.

The Group reconciles the segment’s performance measure to profit for the year as presented in the Consolidated Statement of Comprehensive Income as follows:

	Note	December 31, 2021	December 31, 2020	December 31, 2019
Profit for the year		77,853	28,187	15,602
Income tax expense	12	7,647	3,231	2,221
Inflation adjustment	11	334	(38)	(10)
Interest charges on leases	11	142	20	30
Interest income from financial assets at FVPL	11	(2,556)	(443)	(217)
Fair value losses / (gains) on financial assets at FVPL	11	16	(9)	(56)
Other operating (gain) / loss	24	(2,896)	2,896	—
Other finance expense	11	402	(3)	(6)
Impairment loss / (gain) on financial assets	16	33	(808)	807
Depreciation and amortization	10	4,747	992	409
Secondary offering expenses (i)	8	5,158	453	574
Transaction costs (ii)	8	687	158	—
Share-based payment non-cash charges, net of forfeitures	13	7,590	7,295	716
Adjusted EBITDA		99,157	41,931	20,070

Revenues	6	244,120	104,143	55,289
Adjusted EBITDA		99,157	41,931	20,070
Adjusted EBITDA Margin		40.6%	40.3%	36.3%

(i)
Corresponds to expenses assumed by dLocal in relation to a secondary offering of its shares.
(ii)
Corresponds to costs related to the acquisition of PrimeiroPay explained in Note 20: Intangible Assets and costs related to the potential acquisition of business (whether the acquisition is completed or not).